CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (Details)		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
ASSETS
Cash		¥ 98,874,577	$ 13,802,361	¥ 109,991,674
Short-term investments		3,600,000	500,000	88,091,794
Total Current Assets		356,157,898	49,717,727	506,485,249
Total Assets		525,621,125	73,373,881	552,389,514
LIABILITIES AND SHAREHOLDERS' EQUITY
Total Current Liabilities		60,568,863	8,455,088	47,477,363
Warrant liability - non-current		688	96	6,969
Total Liabilities		71,651,378	10,002,147	61,455,617
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	[1]	692,569,747	96,679,009	681,476,717
Accumulated deficit		(262,900,639)	(36,699,514)	(220,312,085)
Accumulated other comprehensive income		33,493,895	4,675,567	37,136,649
Total Recon Technology, Ltd' equity		467,427,518	65,250,366	502,554,537
Total Liabilities and Shareholders' Equity		525,621,125	73,373,881	552,389,514
Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		101,548	14,176	99,634
Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		14,038	1,960	4,693
RECON TECHNOLOGY LTD
ASSETS
Cash		58,938,178	8,227,452	16,473,018	$ 2,299,545	¥ 236,146,589	¥ 296,838,959
Short-term investments		3,599,211	502,430	88,091,794
Due from intercompany		467,888,857	65,314,766	375,736,992
Other current assets		101,882,614	14,222,266	170,158,947
Total Current Assets		632,308,860	88,266,914	650,460,751
Investment in subsidiaries and VIEs		(162,651,169)	(22,705,228)	(145,408,577)
Total Assets		469,657,691	65,561,686	505,052,174
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities		2,229,485	311,224	2,490,668
Total Current Liabilities		2,229,485	311,224	2,490,668
Warrant liability - non-current		688	96	6,969
Total Liabilities		2,230,173	311,320	2,497,637
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital		692,569,747	96,679,009	681,476,717
Accumulated deficit		(258,751,710)	(36,120,346)	(216,163,156)
Accumulated other comprehensive income		33,493,895	4,675,567	37,136,649
Total Recon Technology, Ltd' equity		467,427,518	65,250,366	502,554,537
Total Liabilities and Shareholders' Equity		469,657,691	65,561,686	505,052,174
RECON TECHNOLOGY LTD | Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		101,548	14,176	99,634
RECON TECHNOLOGY LTD | Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value		¥ 14,038	$ 1,960	¥ 4,693

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.